Net Trading Income (Loss)	12 Months Ended
Mar. 31, 2026
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Net Trading Income (Loss)
29	NET TRADING INCOME (LOSS)
Net trading income (loss) for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Interest rate	¥(50,501)	¥(35,575)	¥179,954
Foreign exchange	(21,593)	(188,913)	148,064
Equity	(3,880)	38,780	26,626
Credit	(6,153)	(2,237)	(4,668)
Others	(1,940)	1,257	(456)

Total net trading income (loss)	¥(84,067)	¥(186,688)	¥349,520

Net trading income (loss) is presented primarily by instrument type. It includes income and losses from trading assets and liabilities
, and derivative financial instruments.